Document and Entity Information	Sep. 11, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001816389
Document Type	8-K
Document Period End Date	Sep. 11, 2026
Entity Registrant Name	BLACKROCK PRIVATE INVESTMENTS FUND
Entity Incorporation State Country Code	DE
Entity File Number	811-23584
Entity Tax Identification Number	85-3266071
Entity Address, Address Line One	100 Bellevue Parkway
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19809
City Area Code	(800)
Local Phone Number	882-0052
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false